Energy Recovery Bonds (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Energy Recovery Bonds [Line Items]
Energy recovery bond, principal outstanding		$ 423
Debt instrument, maturity year	2012
First Series Of Energy Recovery Bonds [Member]
Energy Recovery Bonds [Line Items]
Debt instrument, issuance date	Feb. 10, 2005
Energy recovery bond, principal outstanding	1,900
Maturity date range, start	Sep. 25, 2006
Debt Instrument, Maturity Date Range, End	Dec. 25, 2012
Second Series Energy Recovery Bonds [Member]
Energy Recovery Bonds [Line Items]
Debt instrument, issuance date	Nov. 09, 2005
Energy recovery bond, principal outstanding	$ 844
Maturity date range, start	Jun. 25, 2009
Debt Instrument, Maturity Date Range, End	Dec. 25, 2012